Summary of Significant Accounting Policies - Warranty liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Warranty liabilities
Warranty - beginning of the period	¥ 4,720,712	¥ 3,912,224	¥ 2,946,937
Provision for warranty	1,118,803	1,168,121	1,222,916
Warranty costs incurred	(376,626)	(359,633)	(257,629)
Warranty - end of the period	¥ 5,462,889	¥ 4,720,712	¥ 3,912,224